Summary of Significant Accounting Policies (Details 9) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Assets
Right of use asset	$ 657,549		$ 115,859
Total assets	657,549		115,859
Liabilities
Operating lease liabilities - short term	295,639		40,217
Operating lease liabilities - long term	362,532		76,264
Total lease liability	$ 658,171		$ 116,481	$ 393,032
Lease Terms and Discount Rate
Weighted average remaining lease term (in years) - operating lease	3 years 6 months 29 days		3 years 6 months 29 days
Weighted average discount rate - operating lease	10.91%		10.91%
Cash paid for amounts included in the measurement of lease liabilities:
ROU amortization	$ 40,375	$ 11,274	$ 271,651
Cash paydowns of operating liability	(40,375)	(7,075)	(276,551)
Supplemental non-cash amounts of lease liabilities arising from obtaining ROU assets	(657,549)	(261,969)	(387,510)
Supplemental non-cash amounts of lease liabilities arising from obtaining lease Liability	$ 658,171	$ 266,869	$ 393,032